Guarantor and Non-Guarantor Financial Statements - Condensed Consolidating Statements of Cash Flows (Detail) (USD $) In Millions, unless otherwise specified	9 Months Ended			12 Months Ended
	Feb. 28, 2013	Feb. 29, 2012		May 31, 2012		May 31, 2011		May 31, 2010
Schedule Of Condensed Consolidating Statement Of Cash Flows [Line Items]
Cash flows provided by (used in) operating activities	$ 273.8	$ 291.3	[1]	$ 377.3		$ 380.1	[1]	$ 321.5	[1]
Proceeds from sales/maturities of investments	5.5	42.0	[1]	42.1		59.3	[1]	24.9	[1]
Purchases of investments	(6.4)	(0.3)	[1]	(0.4)		(78.7)	[1]	(13.3)	[1]
Capital expenditures	(149.7)	(122.7)	[1]	(179.3)		(174.0)	[1]	(186.4)	[1]
Acquisitions, net of cash acquired - Trauma Acquisition	(280.0)	0	[1]
Other	(4.1)	(1.0)		(6.8)		(11.6)		4.4
Net cash used in investing activities	(433.8)	(81.7)	[1]	(144.0)		(205.0)	[1]	(182.0)	[1]
Payments under revolving credit agreements				0		0	[1]	(134.1)	[1]
Payments under senior secured credit facilities	(25.2)	(26.6)	[1]	(35.4)		(34.8)	[1]	(35.8)	[1]
Proceeds under asset based revolver	80.0	0	[1]
Payments under asset based revolver	(80.0)	0	[1]
Proceeds from senior and senior subordinated notes due 2020 and term loans	3,396.2	0	[1]
Tender/retirement of senior notes due 2017 and term loans	(3,423.0)	0	[1]
Payment of fees related to refinancing activities	(77.8)	0	[1]
Other	(26.3)			(2.7)		(16.6)		10.0
Net cash used in financing activities	(130.9)	(28.9)	[1]	(38.1)		(51.4)	[1]	(159.9)	[1]
Effect of exchange rate changes on cash	15.9	(12.5)	[1]	(30.6)		15.0	[1]	(6.1)	[1]
Increase (decrease) in cash and cash equivalents	(275.0)	168.2	[1]	164.6		138.7	[1]	(26.5)	[1]
Cash and cash equivalents, beginning of period	492.4	327.8	[1]	327.8	[1]	189.1	[1]	215.6	[1]
Cash and cash equivalents, end of period	217.4	496.0	[1]	492.4		327.8	[1]	189.1	[1]
Biomet, Inc. [Member]
Schedule Of Condensed Consolidating Statement Of Cash Flows [Line Items]
Cash flows provided by (used in) operating activities	(232.3)	0.2		(455.6)		(844.6)		(40.0)
Proceeds from sales/maturities of investments		0		0		0
Purchases of investments						0
Capital expenditures	0	0		0		0		0
Acquisitions, net of cash acquired - Trauma Acquisition	0
Other	354.1	27.6		492.3		894.3		151.4
Net cash used in investing activities	354.1	27.6		492.3		894.3		151.4
Payments under revolving credit agreements								(65.2)
Payments under senior secured credit facilities				(35.4)		(34.8)		(35.8)
Proceeds under asset based revolver	80.0
Payments under asset based revolver	(80.0)
Proceeds from senior and senior subordinated notes due 2020 and term loans	3,396.2
Tender/retirement of senior notes due 2017 and term loans	(3,423.0)
Payment of fees related to refinancing activities	(77.8)
Other	(17.2)			(1.3)		(14.9)		(10.4)
Net cash used in financing activities	(121.8)	(27.8)		(36.7)		(49.7)		(111.4)
Effect of exchange rate changes on cash	0	0		0		0		0
Increase (decrease) in cash and cash equivalents	0	0		0		0		0
Cash and cash equivalents, beginning of period	0	0		0		0		0
Cash and cash equivalents, end of period	0	0		0		0		0
Guarantors [Member]
Schedule Of Condensed Consolidating Statement Of Cash Flows [Line Items]
Cash flows provided by (used in) operating activities	246.9	333.1		384.7		432.7		457.2
Proceeds from sales/maturities of investments		33.7		42.1		59.3
Purchases of investments						(78.7)
Capital expenditures	(69.4)	(60.3)		(89.9)		(81.4)		(94.7)
Acquisitions, net of cash acquired - Trauma Acquisition	(277.5)
Other	(50.9)	(265.1)		(323.2)		(263.0)		(437.9)
Net cash used in investing activities	(397.8)	(291.7)		(371.0)		(363.8)		(532.6)
Payments under revolving credit agreements								0
Payments under senior secured credit facilities				0		0		0
Proceeds under asset based revolver	0
Payments under asset based revolver	0
Proceeds from senior and senior subordinated notes due 2020 and term loans	0
Tender/retirement of senior notes due 2017 and term loans	0
Payment of fees related to refinancing activities	0
Other	(0.1)			0		0		0
Net cash used in financing activities	(0.1)	0		0		0		0
Effect of exchange rate changes on cash	0	0		0		0		0
Increase (decrease) in cash and cash equivalents	(151.0)	41.4		13.7		72.9		(75.4)
Cash and cash equivalents, beginning of period	190.1	176.4		176.4		103.5		178.9
Cash and cash equivalents, end of period	39.1	217.8		190.1		176.4		103.5
Non-Guarantors [Member]
Schedule Of Condensed Consolidating Statement Of Cash Flows [Line Items]
Cash flows provided by (used in) operating activities	154.0	133.8		285.2		244.9		170.3
Proceeds from sales/maturities of investments		8.3		0		0
Purchases of investments						0
Capital expenditures	(80.3)	(62.4)		(89.4)		(92.6)		(91.7)
Acquisitions, net of cash acquired - Trauma Acquisition	(2.5)
Other	(202.1)	60.7		(12.9)		(99.8)		24.9
Net cash used in investing activities	(284.9)	6.6		(102.3)		(192.4)		(66.8)
Payments under revolving credit agreements								(68.9)
Payments under senior secured credit facilities				0		0		0
Proceeds under asset based revolver	0
Payments under asset based revolver	0
Proceeds from senior and senior subordinated notes due 2020 and term loans	0
Tender/retirement of senior notes due 2017 and term loans	0
Payment of fees related to refinancing activities	0
Other	(9.0)			(1.4)		(1.7)		20.4
Net cash used in financing activities	(9.0)	(1.1)		(1.4)		(1.7)		(48.5)
Effect of exchange rate changes on cash	15.9	(12.5)		(30.6)		15.0		(6.1)
Increase (decrease) in cash and cash equivalents	(124.0)	126.8		150.9		65.8		48.9
Cash and cash equivalents, beginning of period	302.3	151.4		151.4		85.6		36.7
Cash and cash equivalents, end of period	178.3	278.2		302.3		151.4		85.6
Eliminations [Member]
Schedule Of Condensed Consolidating Statement Of Cash Flows [Line Items]
Cash flows provided by (used in) operating activities	105.2	(175.8)		163.0		543.1		(266.0)
Proceeds from sales/maturities of investments		0		0		0
Purchases of investments						0
Capital expenditures	0	0		0		0		0
Acquisitions, net of cash acquired - Trauma Acquisition	0
Other	(105.2)	175.8		(163.0)		(543.1)		266.0
Net cash used in investing activities	(105.2)	175.8		(163.0)		(543.1)		266.0
Payments under revolving credit agreements								0
Payments under senior secured credit facilities				0		0		0
Proceeds under asset based revolver	0
Payments under asset based revolver	0
Proceeds from senior and senior subordinated notes due 2020 and term loans	0
Tender/retirement of senior notes due 2017 and term loans	0
Payment of fees related to refinancing activities	0
Other	0			0		0		0
Net cash used in financing activities	0	0		0		0		0
Effect of exchange rate changes on cash	0	0		0		0		0
Increase (decrease) in cash and cash equivalents	0	0		0		0		0
Cash and cash equivalents, beginning of period	0	0		0		0		0
Cash and cash equivalents, end of period	$ 0	$ 0		$ 0		$ 0		$ 0

[1]	Certain amounts have been adjusted to conform to the current presentation.